Shareholder Report, Holdings (Details)	Jun. 30, 2024
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | Governments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | Corporates Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dodge & Cox Global Bond Fund Class X DOXLX [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | Governments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | Corporates Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dodge & Cox Global Bond Fund Class I DODLX [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Income Fund Class X - DOXIX [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Dodge & Cox Income Fund Class X - DOXIX [Member] | Corporates Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Dodge & Cox Income Fund Class X - DOXIX [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dodge & Cox Income Fund Class X - DOXIX [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Dodge & Cox Income Fund Class I - DODIX | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Dodge & Cox Income Fund Class I - DODIX | Corporates Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Dodge & Cox Income Fund Class I - DODIX | Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dodge & Cox Income Fund Class I - DODIX | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Dodge & Cox Balanced Fund Class X - DOXBX | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Dodge & Cox Balanced Fund Class X - DOXBX | Corporates Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Dodge & Cox Balanced Fund Class X - DOXBX | Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Balanced Fund Class X - DOXBX | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dodge & Cox Balanced Fund Class X - DOXBX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Dodge & Cox Balanced Fund Class X - DOXBX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Dodge & Cox Balanced Fund Class X - DOXBX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dodge & Cox Balanced Fund Class X - DOXBX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dodge & Cox Balanced Fund Class X - DOXBX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dodge & Cox Balanced Fund Class X - DOXBX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dodge & Cox Balanced Fund Class X - DOXBX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Balanced Fund Class X - DOXBX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dodge & Cox Balanced Fund Class X - DOXBX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Balanced Fund Class X - DOXBX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox Balanced Fund Class X - DOXBX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Balanced Fund Class X - DOXBX | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
Dodge & Cox Balanced Fund Class X - DOXBX | Debt Securities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Dodge & Cox Balanced Fund Class X - DOXBX | Net Cash And Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Dodge & Cox Balanced Fund Class I - DODBX | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Dodge & Cox Balanced Fund Class I - DODBX | Corporates Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Dodge & Cox Balanced Fund Class I - DODBX | Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Balanced Fund Class I - DODBX | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dodge & Cox Balanced Fund Class I - DODBX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Dodge & Cox Balanced Fund Class I - DODBX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Dodge & Cox Balanced Fund Class I - DODBX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dodge & Cox Balanced Fund Class I - DODBX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dodge & Cox Balanced Fund Class I - DODBX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dodge & Cox Balanced Fund Class I - DODBX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dodge & Cox Balanced Fund Class I - DODBX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Balanced Fund Class I - DODBX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dodge & Cox Balanced Fund Class I - DODBX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Balanced Fund Class I - DODBX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox Balanced Fund Class I - DODBX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Balanced Fund Class I - DODBX | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
Dodge & Cox Balanced Fund Class I - DODBX | Debt Securities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Dodge & Cox Balanced Fund Class I - DODBX | Net Cash And Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Dodge & Cox Emerging Markets Stock Fund - DODEX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dodge & Cox Emerging Markets Stock Fund - DODEX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Emerging Markets Stock Fund - DODEX | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dodge & Cox Emerging Markets Stock Fund - DODEX | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dodge & Cox Emerging Markets Stock Fund - DODEX | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox Emerging Markets Stock Fund - DODEX | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Dodge & Cox Emerging Markets Stock Fund - DODEX | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Dodge & Cox Emerging Markets Stock Fund - DODEX | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Dodge & Cox Emerging Markets Stock Fund - DODEX | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Dodge & Cox Emerging Markets Stock Fund - DODEX | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Emerging Markets Stock Fund - DODEX | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Dodge & Cox Emerging Markets Stock Fund - DODEX | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Dodge & Cox International Stock Fund Class X - DOXFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Dodge & Cox International Stock Fund Class X - DOXFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Dodge & Cox International Stock Fund Class X - DOXFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dodge & Cox International Stock Fund Class X - DOXFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Dodge & Cox International Stock Fund Class X - DOXFX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dodge & Cox International Stock Fund Class X - DOXFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Dodge & Cox International Stock Fund Class X - DOXFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Dodge & Cox International Stock Fund Class X - DOXFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox International Stock Fund Class X - DOXFX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Dodge & Cox International Stock Fund Class X - DOXFX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox International Stock Fund Class X - DOXFX | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dodge & Cox International Stock Fund Class X - DOXFX | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dodge & Cox International Stock Fund Class X - DOXFX | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Dodge & Cox International Stock Fund Class X - DOXFX | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Dodge & Cox International Stock Fund Class X - DOXFX | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Dodge & Cox International Stock Fund Class I - DODFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Dodge & Cox International Stock Fund Class I - DODFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Dodge & Cox International Stock Fund Class I - DODFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dodge & Cox International Stock Fund Class I - DODFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Dodge & Cox International Stock Fund Class I - DODFX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dodge & Cox International Stock Fund Class I - DODFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Dodge & Cox International Stock Fund Class I - DODFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Dodge & Cox International Stock Fund Class I - DODFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox International Stock Fund Class I - DODFX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Dodge & Cox International Stock Fund Class I - DODFX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox International Stock Fund Class I - DODFX | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Dodge & Cox International Stock Fund Class I - DODFX | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dodge & Cox International Stock Fund Class I - DODFX | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Dodge & Cox International Stock Fund Class I - DODFX | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Dodge & Cox International Stock Fund Class I - DODFX | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Dodge & Cox Global Stock Fund Class X - DOXWX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Dodge & Cox Global Stock Fund Class X - DOXWX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Dodge & Cox Global Stock Fund Class X - DOXWX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Dodge & Cox Global Stock Fund Class X - DOXWX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dodge & Cox Global Stock Fund Class X - DOXWX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dodge & Cox Global Stock Fund Class X - DOXWX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dodge & Cox Global Stock Fund Class X - DOXWX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dodge & Cox Global Stock Fund Class X - DOXWX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox Global Stock Fund Class X - DOXWX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dodge & Cox Global Stock Fund Class X - DOXWX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Dodge & Cox Global Stock Fund Class X - DOXWX | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Dodge & Cox Global Stock Fund Class X - DOXWX | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Dodge & Cox Global Stock Fund Class X - DOXWX | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Dodge & Cox Global Stock Fund Class X - DOXWX | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Dodge & Cox Global Stock Fund Class X - DOXWX | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Dodge & Cox Global Stock Fund Class X - DOXWX | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox Global Stock Fund Class I - DODWX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Dodge & Cox Global Stock Fund Class I - DODWX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Dodge & Cox Global Stock Fund Class I - DODWX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Dodge & Cox Global Stock Fund Class I - DODWX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dodge & Cox Global Stock Fund Class I - DODWX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dodge & Cox Global Stock Fund Class I - DODWX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dodge & Cox Global Stock Fund Class I - DODWX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dodge & Cox Global Stock Fund Class I - DODWX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox Global Stock Fund Class I - DODWX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dodge & Cox Global Stock Fund Class I - DODWX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Dodge & Cox Global Stock Fund Class I - DODWX | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Dodge & Cox Global Stock Fund Class I - DODWX | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Dodge & Cox Global Stock Fund Class I - DODWX | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Dodge & Cox Global Stock Fund Class I - DODWX | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Dodge & Cox Global Stock Fund Class I - DODWX | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Dodge & Cox Global Stock Fund Class I - DODWX | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox Stock Fund Class X - DOXGX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Dodge & Cox Stock Fund Class X - DOXGX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Dodge & Cox Stock Fund Class X - DOXGX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dodge & Cox Stock Fund Class X - DOXGX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Dodge & Cox Stock Fund Class X - DOXGX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dodge & Cox Stock Fund Class X - DOXGX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox Stock Fund Class X - DOXGX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dodge & Cox Stock Fund Class X - DOXGX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dodge & Cox Stock Fund Class X - DOXGX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dodge & Cox Stock Fund Class X - DOXGX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox Stock Fund Class X - DOXGX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Dodge & Cox Stock Fund Class I - DODGX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Dodge & Cox Stock Fund Class I - DODGX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Dodge & Cox Stock Fund Class I - DODGX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dodge & Cox Stock Fund Class I - DODGX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Dodge & Cox Stock Fund Class I - DODGX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dodge & Cox Stock Fund Class I - DODGX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox Stock Fund Class I - DODGX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dodge & Cox Stock Fund Class I - DODGX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dodge & Cox Stock Fund Class I - DODGX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dodge & Cox Stock Fund Class I - DODGX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox Stock Fund Class I - DODGX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.